Income Taxes - Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	¥ (795,798)	$ (124,880)	¥ (407,235)	¥ (169,156)
Income tax benefits computed at PRC statutory rate (25%)	(198,950)	(31,220)	(101,809)	(42,289)
Effect of tax rate differential	13,896	2,181	10,375	10,474
Research and development super-deduction	(9,897)	(1,553)	(6,011)	(4,712)
Non-deductible expenses	84,029	13,186	54,255	10,629
Non-taxable income	(872)	(137)	(872)	(1,412)
Changes in valuation allowance	112,693	17,684	44,062	27,310
Income tax expenses	¥ 899	$ 141	¥ 0	¥ 0